Note 22 - Segment Reporting (Details) - Segment Assets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 P and C Segment [Member] USD ($)	Dec. 31, 2013 P and C Segment [Member] CNY	Dec. 31, 2012 P and C Segment [Member] CNY	Dec. 31, 2013 Life Segment [Member] USD ($)	Dec. 31, 2013 Life Segment [Member] CNY	Dec. 31, 2012 Life Segment [Member] CNY	Dec. 31, 2013 Claims Adjusting Segment [Member] USD ($)	Dec. 31, 2013 Claims Adjusting Segment [Member] CNY	Dec. 31, 2012 Claims Adjusting Segment [Member] CNY	Dec. 31, 2013 Other Segments [Member] USD ($)	Dec. 31, 2013 Other Segments [Member] CNY	Dec. 31, 2012 Other Segments [Member] CNY
Segment Reporting, Asset Reconciling Item [Line Items]
Segment assets	$ 588,190	3,560,730	3,400,789	$ 208,587	1,262,728	1,542,536	$ 36,630	221,748	250,126	$ 17,035	103,126	84,325	$ 325,938	1,973,128	1,523,802